FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08394

                           TEMPLETON DRAGON FUND, INC.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 954/527-7500
                                                    ------------
Date of fiscal year end:  12/31
                         -------

Date of reporting period: 9/30/07
                         ---------


ITEM 1. SCHEDULE OF INVESTMENTS.



Templeton Dragon Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2007

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CONTENTS

Statement of Investments .................................................     3

Notes to Statement of Investments ........................................     7

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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Templeton Dragon Fund, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                                             COUNTRY         SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 98.7%
    AIR FREIGHT & LOGISTICS 0.1%
    Sinotrans Ltd., H ................................................        China          3,017,000   $   1,847,194
                                                                                                         --------------
    AUTO COMPONENTS 2.0%
    Cheng Shin Rubber Industry Co. Ltd. ..............................        Taiwan        10,519,391      23,852,763
    Norstar Founders Group Ltd. ......................................      Hong Kong       13,376,000       5,041,087
                                                                                                         --------------
                                                                                                            28,893,850
                                                                                                         --------------
    AUTOMOBILES 1.8%
  a Brilliance China Automotive Holdings Ltd. ........................        China          2,230,000         613,831
    Chongqing Changan Automobile Co. Ltd., B .........................        China          1,283,003       1,637,079
    Dongfeng Motor Corp., H ..........................................        China         27,354,000      24,031,002
                                                                                                         --------------
                                                                                                            26,281,912
                                                                                                         --------------
    COMMERCIAL BANKS 9.9%
    Bank of China Ltd., H ............................................        China         15,400,000       8,240,326
  b Bank of China Ltd., H, 144A ......................................        China         20,840,000      11,151,194
    China Construction Bank Corp., H .................................        China         48,581,000      44,304,007
  b China Construction Bank Corp., H, 144A ...........................        China         38,097,000      34,743,002
  a Chinatrust Financial Holding Co. Ltd. ............................        Taiwan        11,281,896       8,279,498
    HSBC Holdings PLC ................................................    United Kingdom       626,498      11,459,076
  b Industrial and Commercial Bank of China, H, 144A .................        China         31,104,000      21,804,346
    Mega Financial Holding Co. Ltd. ..................................        Taiwan         2,989,000       1,886,729
                                                                                                         --------------
                                                                                                           141,868,178
                                                                                                         --------------
    COMMUNICATIONS EQUIPMENT 0.7%
    D-Link Corp. .....................................................        Taiwan         3,128,301       7,764,436
    ZTE Corp., H .....................................................        China            304,000       1,601,245
                                                                                                         --------------
                                                                                                             9,365,681
                                                                                                         --------------
    COMPUTERS & PERIPHERALS 4.2%
    Acer Inc. ........................................................        Taiwan         3,636,360       6,406,947
    Advantech Co. Ltd. ...............................................        Taiwan         1,727,219       5,117,882
    Asustek Computer Inc. ............................................        Taiwan        12,971,755      39,469,749
    Compal Electronics Inc. ..........................................        Taiwan         2,233,110       2,524,951
  a Lite-On IT Corp. .................................................        Taiwan         4,220,760       3,931,702
    Lite-On Technology Corp. .........................................        Taiwan         1,988,514       3,107,529
                                                                                                         --------------
                                                                                                            60,558,760
                                                                                                         --------------
    DISTRIBUTORS 1.7%
    China Resources Enterprise Ltd. ..................................      Hong Kong        5,818,000      24,695,509
                                                                                                         --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
    China Netcom Group Corp. (Hong Kong) Ltd. ........................        China          1,456,000       3,895,427
    China Telecom Corp. Ltd., H ......................................        China         32,240,000      24,300,934
                                                                                                         --------------
                                                                                                            28,196,361
                                                                                                         --------------


                                          Quarterly Statement of Investments | 3

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Templeton Dragon Fund, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------
                                                                             COUNTRY         SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    ELECTRIC UTILITIES 2.9%
    Cheung Kong Infrastructure Holdings Ltd. .........................      Hong Kong       11,060,000   $  41,540,173
                                                                                                         --------------
    ELECTRICAL EQUIPMENT 1.1%
    BYD Co. Ltd., H ..................................................        China          1,193,500       8,911,585
    Phoenixtec Power Co. Ltd. ........................................       Taiwan          6,741,945       6,528,128
                                                                                                         --------------
                                                                                                            15,439,713
                                                                                                         --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
    AU Optronics Corp. ...............................................        Taiwan         6,856,845      11,829,029
    Yorkey Optical International Cayman Ltd. .........................        China          6,405,000       1,622,990
                                                                                                         --------------
                                                                                                            13,452,019
                                                                                                         --------------
    FOOD & STAPLES RETAILING 11.4%
    Dairy Farm International Holdings Ltd. ...........................      Hong Kong       34,636,578     162,791,917
                                                                                                         --------------
    FOOD PRODUCTS 0.7%
  a COFCO International Ltd. .........................................        China          3,628,000       2,305,284
    Luzhou Bio-Chem Technology Ltd. ..................................      Singapore        2,503,000         800,246
    People's Food Holdings Ltd. ......................................        China          3,045,000       2,930,841
    Uni-President Enterprises Corp. ..................................       Taiwan          1,717,231       2,630,965
    Xiwang Sugar Holdings Co. Ltd. ...................................      Hong Kong        2,940,000       1,505,084
                                                                                                         --------------
                                                                                                            10,172,420
                                                                                                         --------------
    HOTELS RESTAURANTS & LEISURE 0.4%
    NagaCorp Ltd. ....................................................      Cambodia        17,265,000       5,418,596
                                                                                                         --------------
    HOUSEHOLD DURABLES 0.0% c
    Samson Holding Ltd. ..............................................      Hong Kong        1,860,000         528,732
                                                                                                         --------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 3.9%
    Datang International Power Generation Co. Ltd., H ................        China         33,630,000      38,628,572
    Guangdong Electric Power Development Co. Ltd., B .................        China          8,604,300       9,108,476
    Huadian Power International Corp. Ltd., H ........................        China          8,404,000       5,383,264
    Huaneng Power International Inc., H ..............................        China          1,454,000       2,008,626
                                                                                                         --------------
                                                                                                            55,128,938
                                                                                                         --------------
    INDUSTRIAL CONGLOMERATES 5.4%
    Citic Pacific Ltd. ...............................................      Hong Kong        6,638,000      42,349,594
    Shanghai Industrial Holdings Ltd. ................................        China          6,850,000      34,186,341
                                                                                                         --------------
                                                                                                            76,535,935
                                                                                                         --------------
    INSURANCE 0.6%
    China Life Insurance Co. Ltd., H .................................        China          1,452,000       8,339,085
                                                                                                         --------------
    IT SERVICES 0.5%
    SinoCom Software Group Ltd. ......................................        China          2,374,000         488,575
    Travelsky Technology Ltd., H .....................................        China          5,674,000       6,079,455
                                                                                                         --------------
                                                                                                             6,568,030
                                                                                                         --------------


4 | Quarterly Statement of Investments

Templeton Dragon Fund, Inc.

-----------------------------------------------------------------------------------------------------------------------
                                                                             COUNTRY         SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    MACHINERY 1.9%
    China Infrastructure Machinery Holdings Ltd. .....................      Hong Kong          716,000   $   1,657,738
    China International Marine Containers (Group) Co. Ltd., B ........        China         11,818,895      25,387,718
                                                                                                         --------------
                                                                                                            27,045,456
                                                                                                         --------------

    MEDIA 0.1%
  b Next Media Ltd., 144A ............................................      Hong Kong        4,974,000       1,407,534
                                                                                                         --------------

    METALS & MINING 0.3%
    Aluminum Corp. of China Ltd., H ..................................        China          1,028,000       2,955,296
a,b Fosun International, 144A ........................................        China            585,000         927,036
                                                                                                         --------------
                                                                                                             3,882,332
                                                                                                         --------------

    OIL, GAS & CONSUMABLE FUELS 25.4%
a,b China Coal Energy Co., H, 144A ...................................        China          1,367,000       4,061,728
    China Petroleum and Chemical Corp., H ............................        China        103,150,000     128,830,528
    China Shenhua Energy Co. Ltd., H .................................        China          6,448,000      38,732,206
    CNOOC Ltd. .......................................................        China         24,902,000      41,831,914
  b CNOOC Ltd., 144A .................................................        China         14,270,000      23,971,625
a,b Hidili Industry International Development, 144A ..................        China             29,000          46,105
    PetroChina Co. Ltd., H ...........................................        China         58,400,000     110,723,716
    Yanzhou Coal Mining Co. Ltd., H ..................................        China          7,680,000      15,805,620
                                                                                                         --------------
                                                                                                           364,003,442
                                                                                                         --------------

    PHARMACEUTICALS 0.1%
    Tong Ren Tang Technologies Co. Ltd., H ...........................        China            679,000       1,537,138
                                                                                                         --------------

    REAL ESTATE 1.3%
    Cheung Kong (Holdings) Ltd. ......................................      Hong Kong        1,167,000      19,243,728
                                                                                                         --------------

    REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
a,b Country Garden Holdings Co., 144A ................................        China            744,000       1,265,129
                                                                                                         --------------

    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.0%
    MediaTek Inc. ....................................................       Taiwan            380,000       6,846,637
    Novatek Microelectronics Corp. Ltd. ..............................       Taiwan          2,125,673       9,249,136
  a Semiconductor Manufacturing International Corp. ..................        China         30,520,000       3,611,626
    Sunplus Technology Co. Ltd. ......................................       Taiwan          3,628,419       6,882,155
    Taiwan Semiconductor Manufacturing Co. Ltd. ......................       Taiwan         15,447,914      30,105,327
                                                                                                         --------------
                                                                                                            56,694,881
                                                                                                         --------------

    SPECIALTY RETAIL 0.1%
    I.T. Ltd. ........................................................      Hong Kong        5,772,000       1,321,529
                                                                                                         --------------
    TEXTILES, APPAREL & LUXURY GOODS 0.5%
    Tack Fat Group International Ltd. ................................      Hong Kong       19,824,000       2,855,878
    Tainan Enterprises Co. Ltd. ......................................       Taiwan          1,657,443       2,440,329
    Weiqiao Textile Co. Ltd., H ......................................        China            801,000       1,504,235
                                                                                                         --------------
                                                                                                             6,800,442
                                                                                                         --------------


                                          Quarterly Statement of Investments | 5

Templeton Dragon Fund, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          COUNTRY        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    TRANSPORTATION INFRASTRUCTURE 2.9%

    Cosco Pacific Ltd. .............................................................       China       3,354,000   $    10,612,764
    Hopewell Holdings Ltd. .........................................................     Hong Kong     5,876,000        28,040,517
a,b Rickmers Maritime, 144A ........................................................     Singapore     2,904,000         3,166,507
                                                                                                                   ----------------
                                                                                                                        41,819,788
                                                                                                                   ----------------

    WIRELESS TELECOMMUNICATION SERVICES 11.8%
    China Mobile Ltd. ..............................................................       China       9,820,000       160,794,140
    Taiwan Mobile Co. Ltd. .........................................................      Taiwan       6,292,764         8,561,321
                                                                                                                   ----------------
                                                                                                                       169,355,461
                                                                                                                   ----------------
    TOTAL COMMON STOCKS (COST $541,649,463) ........................................                                 1,411,999,863
                                                                                                                   ----------------

    SHORT TERM INVESTMENT (COST $6,075,480) 0.4%
    MONEY MARKET FUND 0.4%
  d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ...........   United States   6,075,480         6,075,480
                                                                                                                   ----------------
    TOTAL INVESTMENTS (COST $547,724,943) 99.1% ....................................                                 1,418,075,343
    OTHER ASSETS, LESS LIABILITIES 0.9% ............................................                                    12,752,260
                                                                                                                   ----------------

    NET ASSETS 100.0% ..............................................................                               $ 1,430,827,603
                                                                                                                   ================

a Non-income producing for the twelve months ended September 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2007, the aggregate value of these securities was $102,544,206, representing 7.17% of net assets.

c Rounds to less than 0.1% of net assets.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


6 | See Notes to Statement of Investments.
  | Quarterly Statement of Investments

Templeton Dragon Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Dragon Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.


                                          Quarterly Statement of Investments | 7

Templeton Dragon Fund, Inc.

3. INCOME TAXES

At September 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................................    $ 547,869,997
                                                                  ==============
Unrealized appreciation ......................................    $ 877,141,151
Unrealized depreciation ......................................       (6,935,805)
                                                                  --------------
Net unrealized appreciation (depreciation) ...................    $ 870,205,346
                                                                  ==============

4. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments








ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DRAGON FUND, INC.

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  November 27, 2007

By /s/GALEN G. VETTER
   -------------------------
   Galen G. Vetter
   Chief Financial Officer
   Date  November 27, 2007